Schedule of Investments (unaudited) June 30, 2020	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.5%
Abacus Property Group	39,883	$73,591
APN Industria REIT(a)	14,310	23,252
Arena REIT	33,250	50,135
BWP Trust	52,803	139,239
Cedar Woods Properties Ltd.	5,970	21,538
Centuria Office REIT	41,397	57,574
Charter Hall Group	48,973	326,727
Charter Hall Long Wale REIT	45,894	135,240
Charter Hall Retail REIT	51,424	118,608
Charter Hall Social Infrastructure REIT	31,984	51,749
Cromwell Property Group	195,465	121,120
Dexus	115,051	728,756
GDI Property Group	54,301	41,686
Goodman Group	171,124	1,749,610
GPT Group (The)	204,565	587,315
Growthpoint Properties Australia Ltd.	31,245	68,839
Hotel Property Investments	18,171	36,281
Ingenia Communities Group	30,109	93,078
Lendlease Group	69,736	593,924
Mirvac Group	414,572	619,389
National Storage REIT	104,077	132,207
Rural Funds Group(b)	36,394	48,110
Scentre Group	547,232	817,589
Shopping Centres Australasia Property Group	110,697	166,148
Stockland	251,271	572,630
Vicinity Centres	410,520	404,179
Waypoint REIT	75,357	134,897

		7,913,411

Austria — 0.7%
CA Immobilien Anlagen AG	7,799	259,718
IMMOFINANZ AG	9,619	164,214
S IMMO AG	5,379	96,421

		520,353

Belgium — 1.8%
Aedifica SA	2,862	312,767
Befimmo SA	2,477	110,864
Cofinimmo SA	2,587	355,644
Intervest Offices & Warehouses NV	2,370	60,824
Montea CVA	1,120	112,207
Retail Estates NV	1,137	76,494
Warehouses De Pauw CVA	13,599	371,151

		1,399,951

British Virgin Islands — 0.0%
MAS Real Estate Inc.	54,897	41,390

Canada — 3.1%
Allied Properties REIT	6,324	190,184
Artis REIT	7,200	39,912
Boardwalk REIT	2,297	50,106
Canadian Apartment Properties REIT	8,779	313,195
Choice Properties REIT	15,931	149,017
Cominar REIT	9,887	59,380
Crombie REIT(b)	4,850	45,580
CT REIT	5,731	57,142
Dream Industrial REIT	8,371	65,640
Dream Office REIT	2,900	43,692
Dream Unlimited Corp., Class A	6,183	40,675
First Capital Real Estate Investment Trust	11,012	112,222

Security	Shares	Value

Canada (continued)
Granite REIT	2,924	$150,408
H&R Real Estate Investment Trust	14,600	104,623
InterRent REIT	6,996	73,607
Killam Apartment REIT	5,273	67,829
Minto Apartment Real Estate Investment Trust	1,798	26,270
Morguard North American REIT	2,319	24,842
Northview Apartment Real Estate Investment Trust	3,500	89,376
NorthWest Healthcare Properties REIT	9,074	71,952
RioCan REIT	16,183	182,504
Slate Office REIT	4,025	10,816
Slate Retail REIT(a)	2,300	16,397
SmartCentres Real Estate Investment Trust	7,641	117,308
Summit Industrial Income REIT	7,131	59,949
Tricon Capital Group Inc.	15,259	102,511
True North Commercial Real Estate Investment Trust	5,320	21,717
WPT Industrial Real Estate Investment Trust	4,299	55,300

		2,342,154

China — 0.7%
China Merchants Land Ltd.	138,000	21,188
Gemdale Properties & Investment Corp. Ltd.	736,000	135,796
Greenland Hong Kong Holdings Ltd.	77,000	27,222
Road King Infrastructure Ltd.	25,000	33,805
Wharf Holdings Ltd. (The)(b)	114,000	231,811
Yuexiu REIT	164,000	74,695
Zhuguang Holdings Group Co. Ltd.(a)	228,000	31,771

		556,288

Finland — 0.1%
Citycon OYJ(b)	7,140	49,639

France — 3.7%
Altarea SCA	370	54,605
Covivio	5,078	367,867
Gecina SA	5,779	713,975
Icade	2,947	205,215
Klepierre SA	21,689	432,025
Mercialys SA	2,675	22,383
Nexity SA	4,752	153,712
Unibail-Rodamco-Westfield(b)	8,180	460,838
Unibail-Rodamco-Westfield, New	6,325	356,333

		2,766,953

Germany — 10.6%
ADO Properties SA(a)(c)	4,623	125,758
alstria office REIT AG	16,602	247,253
Aroundtown SA(a)	126,290	723,114
Deutsche EuroShop AG(a)(b)	5,188	73,127
Deutsche Wohnen SE	37,907	1,700,881
DIC Asset AG(a)	4,675	62,694
Grand City Properties SA	10,801	249,174
Hamborner REIT AG	7,651	74,821
LEG Immobilien AG	7,226	917,095
TAG Immobilien AG	15,363	366,150
Vonovia SE	57,076	3,498,846

		8,038,913

Hong Kong — 12.1%
Champion REIT	217,000	112,833
Chinese Estates Holdings Ltd.	50,500	33,491
CK Asset Holdings Ltd.	268,500	1,600,513
Far East Consortium International Ltd.	109,000	35,581
Hang Lung Group Ltd.	89,000	206,927

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hang Lung Properties Ltd.	199,000	$471,410
Henderson Land Development Co. Ltd.	173,044	656,413
Hongkong Land Holdings Ltd.	122,900	507,577
Hysan Development Co. Ltd.	63,000	201,995
K Wah International Holdings Ltd.	168,000	72,398
Kerry Properties Ltd.	62,500	161,281
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	88,000	13,625
Link REIT	216,900	1,772,880
Prosperity REIT	139,000	41,429
Sino Land Co. Ltd.	326,000	410,105
Sun Hung Kai Properties Ltd.	155,500	1,985,269
Sunlight REIT	107,000	53,152
Swire Properties Ltd.	110,800	281,344
Wharf Real Estate Investment Co. Ltd.(b)	121,000	577,644

		9,195,867

Ireland — 0.2%
Hibernia REIT PLC	73,098	91,952
Irish Residential Properties REIT PLC	46,925	74,523

		166,475

Israel — 1.0%
Airport City Ltd.(a)	7,771	83,367
Alony Hetz Properties & Investments Ltd.	14,068	139,544
Amot Investments Ltd.	17,193	77,943
Azrieli Group Ltd.	3,870	175,220
Big Shopping Centers Ltd.	673	46,475
Gazit-Globe Ltd.	8,972	42,281
Mehadrin Ltd.(a)	1	29
Melisron Ltd.	2,238	83,755
Property & Building Corp. Ltd.	225	13,444
REIT 1 Ltd.	19,150	69,939
Sella Capital Real Estate Ltd.	19,825	32,422

		764,419

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	5,801	22,836

Japan — 29.3%
Activia Properties Inc.	73	251,374
Advance Residence Investment Corp.	147	438,064
Aeon Mall Co. Ltd.	10,680	141,562
AEON REIT Investment Corp.	155	164,360
Comforia Residential REIT Inc.	65	194,003
CRE Logistics REIT Inc.	33	46,280
Daibiru Corp.	6,100	55,694
Daito Trust Construction Co. Ltd.	7,200	661,304
Daiwa House Industry Co. Ltd.	70,200	1,654,061
Daiwa House REIT Investment Corp.	208	489,707
Daiwa Office Investment Corp.	32	177,077
Daiwa Securities Living Investments Corp.	217	201,945
Dear Life Co. Ltd.	2,500	11,656
ESCON Japan Reit Investment Corp.	32	32,983
Frontier Real Estate Investment Corp.	50	157,807
Fukuoka REIT Corp.	75	91,208
Global One Real Estate Investment Corp.	105	97,131
GLP J-REIT	403	584,599
Goldcrest Co. Ltd.	1,800	24,610
Hankyu Hanshin REIT Inc.	71	81,671
Health Care & Medical Investment Corp.	36	40,510
Heiwa Real Estate Co. Ltd.	3,500	99,921

Security	Shares	Value

Japan (continued)
Heiwa Real Estate REIT Inc.	92	$87,237
Hoshino Resorts REIT Inc.	23	99,133
Hulic Co. Ltd.	52,600	493,407
Hulic Reit Inc.	120	149,048
Ichigo Hotel REIT Investment Corp.	31	19,396
Ichigo Inc.	23,400	58,562
Ichigo Office REIT Investment Corp.	167	115,322
Industrial & Infrastructure Fund Investment Corp.	198	318,606
Invesco Office J-Reit Inc.	914	118,269
Invincible Investment Corp.	650	167,433
Itochu Advance Logistics Investment Corp.	46	57,689
Japan Excellent Inc.	137	158,988
Japan Hotel REIT Investment Corp.	464	191,389
Japan Logistics Fund Inc.	95	257,830
Japan Prime Realty Investment Corp.	101	295,834
Japan Property Management Center Co. Ltd.	1,600	17,559
Japan Real Estate Investment Corp.	146	748,371
Japan Retail Fund Investment Corp.	276	344,089
Katitas Co. Ltd.	5,300	122,570
Keihanshin Building Co. Ltd.	4,500	57,853
Kenedix Inc.	18,100	89,087
Kenedix Office Investment Corp.	45	250,684
Kenedix Residential Next Investment Corp.	100	172,498
Kenedix Retail REIT Corp.	54	100,407
LaSalle Logiport REIT	143	220,296
Leopalace21 Corp.(a)	26,100	51,046
Marimo Regional Revitalization REIT Inc.	18	17,786
MCUBS MidCity Investment Corp.	184	133,372
Mirai Corp.	176	62,073
Mitsubishi Estate Co. Ltd.	146,600	2,177,564
Mitsubishi Estate Logistics REIT Investment Corp.	33	121,282
Mitsui Fudosan Co. Ltd.	103,156	1,825,800
Mitsui Fudosan Logistics Park Inc.	42	187,060
Mori Hills REIT Investment Corp.	168	212,093
Mori Trust Hotel Reit Inc.	31	28,246
Mori Trust Sogo REIT Inc.	100	123,001
Nippon Accommodations Fund Inc.	51	294,981
Nippon Building Fund Inc.	149	847,996
Nippon Commercial Development Co. Ltd.	900	12,722
Nippon Prologis REIT Inc.	260	790,471
NIPPON REIT Investment Corp.	46	147,954
Nomura Real Estate Holdings Inc.	12,900	239,144
Nomura Real Estate Master Fund Inc.	497	596,114
One REIT Inc.	27	64,994
Ooedo Onsen Reit Investment Corp.	25	15,225
Orix JREIT Inc.	290	380,090
Premier Investment Corp.	135	149,784
Sakura Sogo REIT Investment Corp.	34	26,315
SAMTY Co. Ltd.	2,900	36,692
Samty Residential Investment Corp.	60	58,840
Sankei Real Estate Inc.	38	33,109
Sekisui House Reit Inc.	427	273,888
Shinoken Group Co. Ltd.	3,000	24,053
SOSiLA Logistics REIT Inc.	51	61,407
Star Asia Investment Corp.	57	50,351
Star Mica Holdings Co. Ltd.	1,100	13,754
Starts Corp. Inc.	3,500	71,632
Starts Proceed Investment Corp.	22	41,885
Sumitomo Realty & Development Co. Ltd.	50,000	1,373,221
Sun Frontier Fudousan Co. Ltd.	3,000	23,748

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Takara Leben Co. Ltd.	8,700	$29,031
Takara Leben Real Estate Investment Corp.	45	37,248
TOC Co. Ltd.	5,000	31,561
Tokyo Tatemono Co. Ltd.	22,000	252,046
Tokyu Fudosan Holdings Corp.	64,200	299,919
Tokyu REIT Inc.	97	132,258
Tosei Corp.	3,100	32,671
Tosei Reit Investment Corp.	36	35,271
United Urban Investment Corp.	328	352,064
XYMAX REIT Investment Corp.	20	16,907

		22,195,753

Malta — 0.0%
BGP Holdings PLC(a)(d)	1,986,852	22

Netherlands — 0.3%
Brack Capital Properties NV(a)	1	50
Eurocommercial Properties NV	4,400	56,337
NSI NV	1,871	72,394
Vastned Retail NV	2,025	43,213
Wereldhave NV(b)	4,456	40,914

		212,908

New Zealand — 0.7%
Argosy Property Ltd.	92,262	69,194
Goodman Property Trust	116,950	152,832
Kiwi Property Group Ltd.	166,604	112,614
Precinct Properties New Zealand Ltd.	116,405	117,649
Vital Healthcare Property Trust(b)	36,407	58,475

		510,764

Norway — 0.3%
Entra ASA(c)	15,104	192,264
Selvaag Bolig ASA	5,153	30,394

		222,658

Singapore — 8.5%
AIMS APAC REIT(b)	47,585	41,614
ARA US Hospitality Trust	48,100	19,240
Ascendas India Trust	95,000	91,251
Ascendas REIT	315,973	717,992
Ascott Residence Trust	191,860	137,529
Cache Logistics Trust	104,080	42,153
CapitaLand Commercial Trust	300,364	363,869
CapitaLand Ltd.(a)	265,400	555,513
CapitaLand Mall Trust	299,300	420,507
CapitaLand Retail China Trust	78,260	70,684
CDL Hospitality Trusts	90,200	65,950
Chip Eng Seng Corp. Ltd.(b)	47,500	19,578
City Developments Ltd.	64,400	388,694
Eagle Hospitality Trust REIT(a)(d)	53,200	6,560
Elite Commercial REIT, NVS(a)	25,900	22,401
ESR-REIT	229,389	64,950
Far East Hospitality Trust	84,900	30,125
First REIT	54,800	27,301
Fortune REIT	150,000	134,895
Frasers Centrepoint Trust	77,507	128,340
Frasers Hospitality Trust	77,000	25,666
Frasers Logistics & Industrial Trust	252,972	215,789
Keppel DC REIT	129,703	236,153
Keppel REIT	205,000	161,643
Lendlease Global Commercial REIT	72,600	35,388
Lippo Malls Indonesia Retail Trust	167,300	16,190

Security	Shares	Value

Singapore (continued)
Manulife US Real Estate Investment Trust	155,150	$117,138
Mapletree Commercial Trust	227,412	314,616
Mapletree Industrial Trust	159,840	328,835
Mapletree Logistics Trust	315,664	438,972
Mapletree North Asia Commercial Trust	219,100	145,276
OUE Commercial Real Estate Investment Trust	279,800	76,215
OUE Ltd.	30,000	25,591
Oxley Holdings Ltd.	77,500	13,055
Parkway Life REIT	42,900	102,710
Prime U.S. REIT	52,400	40,872
Sabana Shari’ah Compliant Industrial REIT	80,420	20,176
Sasseur Real Estate Investment Trust(b)	59,900	31,774
Soilbuild Business Space REIT	75,137	21,005
SPH REIT	86,400	54,192
Starhill Global REIT	150,300	54,946
Suntec REIT	245,000	247,626
UOL Group Ltd.(b)	57,100	277,918
Wing Tai Holdings Ltd.	40,000	51,324

		6,402,216

Spain — 0.9%
Aedas Homes SAU(a)(c)	2,597	47,078
Inmobiliaria Colonial Socimi SA	26,085	229,691
Lar Espana Real Estate Socimi SA	6,915	36,076
Merlin Properties Socimi SA	38,567	319,676
Metrovacesa SA(a)(c)	4,501	30,888
Quabit Inmobiliaria SA(a)	5,873	2,513

		665,922

Sweden — 3.7%
Akelius Residential Property AB	23,184	42,079
Atrium Ljungberg AB, Class B	5,375	75,693
Castellum AB	27,030	504,964
Catena AB(b)	2,451	96,550
Dios Fastigheter AB	9,046	60,490
Fabege AB	28,885	337,630
Fastighets AB Balder, Class B(a)	10,138	386,405
Hufvudstaden AB, Class A	12,177	151,352
K-Fast Holding AB(a)	762	20,562
Klovern AB, Class B	55,625	87,945
Kungsleden AB	18,739	139,587
Nyfosa AB(a)	18,277	124,572
Sagax AB, Class D	9,575	29,958
Samhallsbyggnadsbolaget i Norden AB	84,746	216,489
Samhallsbyggnadsbolaget i Norden AB, New	11,025	34,140
Wallenstam AB, Class B	22,081	255,729
Wihlborgs Fastigheter AB	14,024	229,553

		2,793,698

Switzerland — 2.4%
Allreal Holding AG, Registered	1,493	295,590
Intershop Holding AG	134	80,184
Mobimo Holding AG, Registered(a)	695	200,971
PSP Swiss Property AG, Registered	4,348	489,612
Swiss Prime Site AG, Registered	8,007	740,239

		1,806,596

United Kingdom — 8.6%
AEW UK REIT PLC	13,320	10,961
Assura PLC	280,319	271,895
Big Yellow Group PLC	17,206	213,448
BMO Commercial Property Trust	82,221	64,003
British Land Co. PLC (The)	99,233	473,774

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Capital & Counties Properties PLC	91,225	$164,681
Capital & Regional PLC	1,927	2,024
Civitas Social Housing PLC	65,516	88,723
Derwent London PLC	11,184	383,614
Empiric Student Property PLC	63,783	45,631
Grainger PLC	70,577	249,406
Great Portland Estates PLC	26,992	210,780
Hammerson PLC(b)	81,350	80,674
Helical PLC	11,500	43,907
Intu Properties PLC(a)(b)	137,689	3,022
Land Securities Group PLC	79,201	541,170
LondonMetric Property PLC	95,718	249,075
LXI REIT PLC	56,936	79,355
NewRiver REIT PLC(b)	28,752	22,310
Picton Property Income Ltd. (The)	54,718	45,907
Primary Health Properties PLC	128,124	247,914
RDI REIT PLC	25,812	26,312
Regional REIT Ltd.(c)	46,425	40,728
Safestore Holdings PLC	22,075	198,023
Schroder REIT Ltd.	54,926	20,530
Segro PLC	125,241	1,384,993
Shaftesbury PLC	23,340	152,125
St. Modwen Properties PLC	20,609	87,980
Triple Point Social Housing REIT PLC(c)	39,903	48,318
Tritax Big Box REIT PLC	179,090	320,861
U & I Group PLC	14,650	14,210
UK Commercial Property REIT Ltd.	93,336	68,965
UNITE Group PLC (The)(a)	41,881	486,433
Urban & Civic PLC	15,450	44,480
Workspace Group PLC	13,495	108,967

		6,495,199

United States — 0.1%
Brookfield Property REIT Inc., Class A	5,891	58,674

Total Common Stocks — 99.3% (Cost: $101,685,747)		75,143,059

Security	Shares	Value

Rights

Austria — 0.0%
BUWOG AG , (Expires 12/31/99)(a)(b)(d)	1,869	$0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(f)(g)(h)	2,008,940	2,011,551
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(f)(g)	30,000	30,000

		2,041,551

Total Short-Term Investments — 2.7% (Cost: $2,040,766)		2,041,551

Total Investments in Securities — 102.0% (Cost: $103,726,513)		77,184,610

Other Assets, Less Liabilities — (2.0)%		(1,495,703)

Net Assets — 100.0%		$75,688,907

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,034,240	974,700	2,008,940	$2,011,551	$8,242	(b)	$704		$976
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	10,000	30,000	30,000	14		—		—

				$2,041,551	$8,256		$704		$976

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® International Developed Property ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate Index	9	09/18/20	$279	$(2,418)
TOPIX Index	16	09/10/20	231	(7,374)

				$(9,792)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$75,136,477	$—	$6,582		$75,143,059
Rights	—	—	0	(a)	0	(a)
Money Market Funds	2,041,551	—	—		2,041,551

	$77,178,028	$—	$6,582		$77,184,610

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(9,792)	$—	$—		$(9,792)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares